Cover	Dec. 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Entity File Number	001-40941
Entity Registrant Name	GoGreen Investments Corporation
Entity Central Index Key	0001852940
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One City Centre
Entity Address, Address Line Two	1021 Main St.
Entity Address, Address Line Three	Suite #1960
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	337-4075
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	GOGN.U
Security Exchange Name	NYSE
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	GOGN
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	GOGN.WS
Security Exchange Name	NYSE